INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Income Tax Expense (Benefit)	$ (349,348)	$ 1,130,142	$ (1,048,832)	$ (340,841)	$ (608,500)	$ 0